CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net Income	$ 1,142,793	$ 682,084	$ 1,435,231	$ 1,348,941
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	151,031	136,732	299,130	297,927
Amortization	116,247	228,648	435,861	517,656
Shares received for reimbursement of expenses			0	(88,000)
Deferred income taxes	146,000	159,000	234,000	119,000
Loss on disposal of property and equipment	0	27,342	28,172	57,650
Changes in operating assets and liabilities:
Loans receivable	325,717	285,141	(100,876)	131,964
Inventory	51,011	33,026	(254,113)	(128,557)
Prepaid expenses and other assets	(261)	(150,151)	(334,283)	97,944
Accounts payable and accrued liabilities	(22,620)	(656,504)	411,453	414,515
Deferred revenue	(26,843)	(64,579)	(5,460)	(25,805)
Net cash provided by operating activities	1,883,075	680,739	2,149,115	2,743,235
INVESTING ACTIVITIES
Purchase of property and equipment	(122,203)	(84,123)	(145,947)	(103,964)
Acquisitions, net of cash acquired	(453,600)	0	(1,416,782)	0
Net cash used by investing activities	(575,803)	(84,123)	(1,562,729)	(103,964)
FINANCING ACTIVITIES
Payments on notes payable - short-term	(1,000,000)	(1,000,000)
Payments on notes payable - long-term	(346,776)	(363,759)	(769,330)	(629,075)
Advances from notes payable - long-term	200,000	0	0	205,628
Dividends			0	(1,650,000)
Common stock redemption	(307,234)	0
Net cash used by financing activities	(1,454,010)	(1,363,759)	(769,330)	(2,073,447)
NET INCREASE (DECREASE) IN CASH	(146,738)	(767,143)	(182,944)	565,824
CASH
Beginning of period	1,909,442	2,092,386	2,092,386	1,526,562
End of period	1,762,704	1,325,243	1,909,442	2,092,386
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	368,969	732,984	1,094,468	343,103
Interest paid	140,404	163,652	290,954	401,594
Noncash investing and financing activities:
Refinancing of note payable - short-term			$ 0	$ 1,636,044